Derivative Financial Instruments	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
7.           Derivative Financial Instruments
The Group enters into derivative instruments such as futures and swaps primarily for fixed income portfolio interest rate and credit exposure management, and forward contracts for foreign currency exposure management. The Group’s derivative instruments are generally traded under International Swaps and Derivatives Association master agreements, which establish the terms of the transactions entered into with the Group’s derivative counterparties. In the event one party becomes insolvent or otherwise defaults on its obligations, a master agreement generally permits the non-defaulting party to accelerate and terminate all outstanding transactions and net the transactions’ marked-to-market values so that a single sum in a single currency will be owed by, or owed to, the non-defaulting party. Effectively, this contractual close-out netting reduces credit exposure from gross to net exposure.
The following table identifies the listing currency, fair value and notional amounts of derivative instruments included in the Consolidated Balance Sheets, categorized by primary underlying risk:

		September 30, 2025		December 31, 2024
	Listing currency (1)	Notional amounts(2)	Fair value	Notional amounts(2)	Fair value
Derivative assets
Forwards (3)	AUD/CAD/EUR/GBP/JPY/NZD	$172.6	$0.2	$—	$—
Total derivative assets		$172.6	$0.2	$—	$—

Derivative liabilities
Credit default swaps	USD	$0.1	$0.1	$—	$—
Forwards (3)	AUD/CAD/EUR/GBP/JPY/NZD	—	—	31.0	(0.5)
Total derivative liabilities		$0.1	$0.1	$31.0	$(0.5)
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(1)AUD = Australian Dollar, CAD = Canadian Dollar, EUR = Euro, GBP = British Pound Sterling, JPY = Japanese Yen, and NZD = New Zealand dollar
(2)The absolute notional exposure represents the Group’s derivative activity, which is representative of the volume of derivatives held during the period.
(3)Contracts used to manage foreign currency risks in underwriting and non-investment operations.
The following table presents the Group’s net realized gains/(losses) and change in net unrealized gains/(losses) relating to derivative trading activities for the three and nine months ended September 30, 2025 and 2024. Net realized gains/(losses) and net unrealized gains/(losses) related to derivatives are included in net realized and unrealized investment gains/(losses) and net foreign exchange losses in the Consolidated Statements of Income.

	Three Months Ended				Nine Months Ended
	September 30, 2025		September 30, 2024		September 30, 2025		September 30, 2024
	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)	Net realized gains/(losses)	Change in net unrealized gains/(losses)
Fixed income portfolio management
Credit default swaps	$—	$(0.1)	$—	$—	$—	$(0.1)	$—	$—
Total fixed income derivatives	—	(0.1)	—	—	—	(0.1)	—	—
Foreign exchange contracts
Forwards (1)	$(4.7)	$4.5	$(3.4)	$(4.7)	$(16.7)	$0.6	$(4.7)	$(5.0)
Total	$(4.7)	$4.4	$(3.4)	$(4.7)	$(16.7)	$0.5	$(4.7)	$(5.0)
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(1)Contracts used to manage foreign currency risks in underwriting and non-investment operations.
The Group obtains and provides collateral from and to counterparties for over-the-counter derivative financial instruments in accordance with bilateral credit facilities.
The Group does not offset its derivative instruments and presents all amounts in the Consolidated Balance Sheets on a gross basis. Unrealized gains are included within other assets and unrealized losses are included within other liabilities. The Group has pledged cash collateral to counterparties to support the current value of amounts due to the counterparties based on the value of the underlying security.